Related parties - (Schedule of subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
HudBay Marketing & Sales Inc. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay Peru Inc. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay Peru S.A.C. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay (BVI) Inc. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Hudbay Arizona Inc. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Copper World, Inc [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%